GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill
Cost	Cannabinoid	Non- Cannabinoid	Total
Balance at December 31, 2018	$18,508	$—	$18,508
Additions	—	1,682	1,682
Balance at December 31, 2019	$18,508	$1,682	$20,190
Impairment	—	(1,682)	(1,682)
Balance at December 31, 2020	$18,508	$—	$18,508